Property and Equipment - Schedule of Composition of Assets Grouped by Major Classifications (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year	$ 687
Cost of balance at end of year	7,128	$ 687
Property and equipment, net	687	687
Gross carrying amount [member]
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year	3,243	2,752	$ 2,662
Cost of additions during the year	6,597	491	90
Disposals during the year	(800)
Cost of balance at end of year	9,040	3,243	2,752
Accumulated depreciation of Disposals during the year	(800)
Property and equipment, net	9,040	3,243	2,752
Accumulated Depreciation and Artisation [member]
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year	687	326
Cost of additions during the year	156	130	122
Cost of balance at end of year	7,128	687	326
Property and equipment, net	7,128	687	326
Accumulated Depreciation [member]
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year	2,556	2,426	2,304
Cost of balance at end of year	1,912	2,556	2,426
Property and equipment, net	2,556	2,556	2,426
Machinery [Member]
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year	2,024	1,683	1,638
Cost of additions during the year	1,186	341	45
Disposals during the year	(194)
Cost of balance at end of year	3,016	2,024	1,683
Accumulated depreciation of Disposals during the year	(194)
Property and equipment, net	2,024	2,024	1,683
Machinery [Member] | Accumulated Depreciation and Artisation [member]
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year	419	155	155
Cost of additions during the year	90	77	69
Cost of balance at end of year	1,515	419	155
Property and equipment, net	1,515	419	155
Machinery [Member] | Accumulated Depreciation [member]
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year	1,605	1,528	1,459
Cost of balance at end of year	1,501	1,605	1,528
Property and equipment, net	1,501	1,605	1,528
Computers [Member]
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year	400	374	347
Cost of additions during the year	95	26	27
Disposals during the year	(257)
Cost of balance at end of year	238	400	374
Accumulated depreciation of Disposals during the year	(257)
Property and equipment, net	400	374	374
Computers [Member] | Accumulated Depreciation and Artisation [member]
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year	32	38	38
Cost of additions during the year	43	32	30
Cost of balance at end of year	84	32	38
Property and equipment, net	84	32	38
Computers [Member] | Accumulated Depreciation [member]
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year	368	336	306
Cost of balance at end of year	154	368	336
Property and equipment, net	154	368	336
Office Furniture and Equipment [Member]
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year	67	66	65
Cost of additions during the year	83	1	1
Disposals during the year	(39)
Cost of balance at end of year	111	67	66
Accumulated depreciation of Disposals during the year	(39)
Property and equipment, net	67	67	66
Office Furniture and Equipment [Member] | Accumulated Depreciation and Artisation [member]
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year	10	12	12
Cost of additions during the year	2	3	4
Cost of balance at end of year	91	10	12
Property and equipment, net	91	10	12
Office Furniture and Equipment [Member] | Accumulated Depreciation [member]
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year	57	54	50
Cost of balance at end of year	20	57	54
Property and equipment, net	57	57	54
Leasehold Improvements [Member]
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year	752	629	612
Cost of additions during the year	5,233	123	17
Disposals during the year	(310)
Cost of balance at end of year	5,675	752	629
Accumulated depreciation of Disposals during the year	(310)
Property and equipment, net	752	629	629
Leasehold Improvements [Member] | Accumulated Depreciation and Artisation [member]
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year	226	121	121
Cost of additions during the year	21	18	19
Cost of balance at end of year	5,438	226	121
Property and equipment, net	5,438	226	121
Leasehold Improvements [Member] | Accumulated Depreciation [member]
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year	526	508	489
Cost of balance at end of year	237	526	508
Property and equipment, net	$ 237	526	508
Office Equipment [Member] | Accumulated Depreciation and Artisation [member]
IfrsStatementsLineItems [Line Items]
Cost of balance at beginning of year		12
Cost of balance at end of year			12
Property and equipment, net		$ 12	$ 12